Commitments and Contingencies (Tables)	9 Months Ended
Sep. 30, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of Product Warranty Liability [Table Text Block]	Changes in the liability for deferred revenue associated with extended warranties and service contracts were as follows (in thousands):

Deferred Revenue
Liability at January 1, 2021	$739
Settlements made during the period	(663)
Change in liability for warranties issued during the period	349
Change in liability for pre-existing warranties	—
Liability at September 30, 2021	$425
Current liability	331
Non-current liability	94
Liability at September 30, 2021	$425